Income Taxes - Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Deductible temporary differences:
Allowance for credit losses	₨ 74,143.7	$ 902.1	₨ 79,821.5
Investments AFS debt securities	25,117.0	305.6	6,997.0
Lease liabilities	24,578.8	299.0	19,745.8
Employee benefits	709.9	8.6	728.1
Accrued expenses and other liabilities	3,939.2	47.9	3,772.1
Others	1,520.3	18.5	2,158.9
Deferred tax assets	130,008.9	1,581.7	113,223.4
Taxable temporary differences:
Right-of-use assets	24,578.8	299.0	19,745.8
Loans	7,070.1	86.0	5,024.1
Investments, others	8,304.6	101.0	3,097.2
Deferred tax liabilities	39,953.5	486.0	27,867.1
Net deferred tax asset/ (liability)	₨ 90,055.4	$ 1,095.7	₨ 85,356.3